UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment			[]	Amendment Number:
This Amendment (Check only one.):	[] 	is a restatement
					[] 	adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:			PalmerDodge Advisors LLC
Address: 		111 Huntington Avenue
			18th Floor
			Boston, MA 02199

Form 13F File Number:	28-12431

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Diostenes R. Medina
Title:	Compliance Officer
Phone:	617-239-0790
Signature,			Place,				and Date of Signing:
Diostenes R. Medina		Boston, MA			May 1, 2008
Report Type (Check on Box):
                              [X]	13F HOLDINGS REPORT
                              []	13F NOTICE
			      []	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:	NONE

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		72
Form 13F Information Table Value Total:		89,856
List of Other Included Managers:		NONE


FORM 13F INFORMATION TABLE

NAME OF ISSUER	    TITLE OF CLASS  CUSIP       VALUE 	SHARES/	SH/ PUT/  INVSTMT  OTHER     VOTING AUTHORITY
						(x$1000)PRN AMT	PRN CALL  DSCRETN  MANAGERS SOLE  SHARED  NONE
3M Co                          COM  88579Y101	886	11200	SH 	   SOLE		    11200
Abbott Laboratories            COM  002824100	167	3031	SH 	   SOLE		    3031
Air Products & Chemicals Inc   COM  009158106	202	2200	SH 	   SOLE		    2200
American Express Company       COM  025816109	122	2800	SH 	   SOLE		    2800
American International Group   COM  026874107	211	4868	SH 	   SOLE		    4868
Amgen Inc.                     COM  031162100	867	20748	SH 	   SOLE		    20748
Anadarko Petroleum Corp        COM  032511107	219	3480	SH 	   SOLE		    3480
Apache Corp                    COM  037411105	2886	23886	SH 	   SOLE		    23886
Applied Materials Inc          COM  038222105	393	20125	SH	   SOLE	            20125
Archer-Daniels-Midland Co      COM  039483102	617	15000	SH	   SOLE	            15000
Automatic Data Processing Inc  COM  053015103	411	9686	SH 	   SOLE		    9686
Baker Hughes Inc               COM  057224107	753	10998	SH 	   SOLE		    10998
Bank Of America Corp           COM  060505104	556	14658	SH 	   SOLE		    14658
Bank of New York Mellon        COM  064058100	634	15199	SH	   SOLE		    15199
Baxter International           COM  071813109	2918	50468	SH 	   SOLE		    50468
Biogen Idec Inc                COM  09062X103	128	2070	SH 	   SOLE	            2070
BP plc               SPONSORED ADR  055622104	2275	37507	SH 	   SOLE		    37507
Bunge Ltd                      COM  G16962105	2252	25925	SH 	   SOLE		    25925
Caterpillar Inc                COM  149123101	312	3990	SH 	   SOLE		    3990
Centurytel Inc.                COM  156700106	1006	30268	SH 	   SOLE		    30268
Charles Riv Laboratories Intl  COM  159864107	486	8250	SH 	   SOLE		    8250
Cisco Systems                  COM  17275R102	170	7071	SH 	   SOLE		    7071
CLARCOR Inc                    COM  179895107	320	9000	SH	   SOLE	            9000
Coca Cola                      COM  191216100	707	11620	SH 	   SOLE		    11620
Disney Walt Co          COM DISNEY  254687106	227	7370	SH 	   SOLE		    7370
Dominion Res Inc               COM  25746U109	1099	26906	SH 	   SOLE		    26906
Dow Chemical Company           COM  260543103	1578	42810	SH 	   SOLE		    42810
Duke Energy Corp.              COM  26441C105	492	27551	SH 	   SOLE	            27551
El Paso Corp                   COM  28336L109	100	6000	SH 	   SOLE		    6000
Emerson Electric Co            COM  291011104	308	5979	SH 	   SOLE		    5979
Exxon Mobil Corporation        COM  30231G102	3846	45475	SH 	   SOLE		    45475
Fiserv Inc                     COM  337738108	3751	78000	SH 	   SOLE		    78000
General Electric               COM  369604103	1566	42320	SH 	   SOLE		    42320
Genzyme Corporation            COM  372917104	248	3326	SH	   SOLE		    3326
Hewlett-Packard Company        COM  428236103	468	10248	SH 	   SOLE		    10248
Intel Corp                     COM  458140100	1418	66955	SH 	   SOLE		    66955
International Business Machine COM  459200101	576	5000	SH 	   SOLE		    5000
IONA Technologies    SPONSORED ADR  46206P109	777	200200	SH         SOLE	            200200
iShares MSCI EAFE  MSCI EAFE INDEX  464287465	10775	149855	SH 	   SOLE		    149855
Johnson & Johnson              COM  478160104	5046	77785	SH 	   SOLE		    77785
JP Morgan Chase & Co           COM  46625H100	857	19958	SH 	   SOLE		    19958
Kraft Foods Inc                COM  50075N104	698	22522	SH 	   SOLE		    22522
Massmutual Corporate Inv       COM  576292106	102	3593	SH 	   SOLE	            3593
Maxim Integrated Products      COM  57772K101	300	14731	SH 	   SOLE	            14731
Medtronic Inc                  COM  585055106	668	13802	SH 	   SOLE		    13802
Microsoft Corp                 COM  594918104	711	25056	SH 	   SOLE		    25056
Nisource Inc Hldg Co           COM  65473P105	695	40308	SH 	   SOLE		    40308
Nokia ADR            SPONSORED ADR  654902204	105	3300	SH 	   SOLE		    3300
Northrop Grumman Corp          COM  666807102	3027	38900	SH 	   SOLE	            38900
Oracle Corp                    COM  68389X105	250	12800	SH 	   SOLE		    12800
PartnerRe Ltd                  COM  G6852T105	1396	18300	SH 	   SOLE		    18300
Pepsico                        COM  713448108	6640	91973	SH 	   SOLE		    91973
Pfizer                         COM  717081103	333	15902	SH 	   SOLE		    15902
Procter & Gamble Co            COM  742718109	732	10443	SH 	   SOLE	            10443
Reliance Steel & Aluminum      COM  759509102	682	11400	SH 	   SOLE		    11400
S&P 500 Depositry Recpt UNIT SER 1  78462F103	8135	61644	SH 	   SOLE		    61644
S&P MidCap SPDRs        UNIT SER 1  595635103	383	2716	SH 	   SOLE		    2716
Sanofi-Aventis       SPONSORED ADR  80105N105	113	3000	SH 	   SOLE		    3000
Schlumberger Ltd               COM  806857108	384	4413	SH 	   SOLE	            4413
Southwest Airlines Co          COM  844741108	492	39700	SH 	   SOLE		    39700
State Street                   COM  857477103	3883	49152	SH 	   SOLE		    49152
Statoil ASA ADR      SPONSORED ADR  85771P102	862	28862	SH 	   SOLE		    28862
Stryker Corp                   COM  863667101	1489	22885	SH 	   SOLE		    22885
Sysco Corporation              COM  871829107	129	4460	SH	   SOLE	            4460
Target Corporation             COM  87612E106	199	3920	SH 	   SOLE		    3920
Thermo Fisher Scientific       COM  883556102   1026    18055   SH         SOLE             18055
Toronto Dominion Bank New  COM NEW  891160509	215	3502	SH 	   SOLE		    3502
VCA Antech Inc                 COM  918194101	1703	62250	SH 	   SOLE		    62250
Vodafone Group Plc   SPONS ADR NEW  92857W209	170	5749	SH 	   SOLE		    5749
Wal-Mart Stores Inc            COM  931142103	390	7407	SH 	   SOLE	            7407
Walgreen Co                    COM  931422109	917	24082	SH	   SOLE		    24082
Wells Fargo & Co               COM  949746101	397	13630	SH 	   SOLE		    13630
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